ORGANIZATION	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1 - ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as, the “Company” or “ICTS”) operates in four reportable segments: (a) Corporate (b) Airport Security (c) Other Aviation Related Services and (d) Authentication Technology.

The Corporate segment does not generate revenue from third parties and contains primarily non-operational expenses. The Airport Security segment provides security services mostly to airport authorities and airlines predominantly in Europe. The Other Aviation Services segment provides services mostly to airlines and airport authorities in the United States of America. The Authentication Technology segment provides authentication services to financial and other companies, predominantly in the United States of America.